Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	ORCKIT COMMUNICATIONS LTD.
Entity Central Index Key	0001021620
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Entity Filer Category	Smaller Reporting Company

INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 6,662	$ 3,485
Marketable and other securities	2,838	19,703
Restricted cash and short term marketable securities	9,333
Trade receivables	5,693	6,482
Other receivables	1,927	2,238
Inventories	4,177	4,082
T o t a l current assets	30,630	35,990
SEVERANCE PAY FUND	3,298	3,248
PROPERTY AND EQUIPMENT, net	779	1,050
DEFERRED ISSUANCE COSTS, net		34
T o t a l assets	34,707	40,322
CURRENT LIABILITIES:
Trade payables	3,169	2,988
Accrued expenses and other payables	5,434	6,178
Deferred income	1,524	1,478
Convertible subordinated notes, series A	24,563	24,682
T o t a l current liabilities	34,690	35,326
LONG TERM LIABILITIES
Accrued severance pay and other	3,931	3,944
Convertible subordinated notes, series B	3,651	4,389
Long-term loan from shareholders	400
Deferred income	714	778
T o t a l long-term liabilities	8,696	9,111
COMMITMENTS AND CONTINGENT LIABILITY
T o t a l liabilities	43,386	44,437
CAPITAL DEFICIENCY:
Share capital - ordinary shares of no par value (authorized: December 31, 2011 - 95,000,000 shares; June 30, 2012 - 95,000,000 shares; issued: December 31, 2011 - 25,406,095 shares; June 30, 2012 - 25,413,858 shares; outstanding: December 31, 2011 - 22,761,256 shares; June 30, 2012 - 22,769,019 shares) and additional paid in capital	360,470	360,190
Warrants	3,588	3,588
Accumulated deficit	(368,321)	(362,454)
Accumulated other comprehensive income	1,228	205
Treasury shares, at cost (2,644,839 ordinary shares)	(5,644)	(5,644)
T o t a l capital deficiency	(8,679)	(4,115)
T o t a l liabilities and capital deficiency	$ 34,707	$ 40,322

INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, no par value
Ordinary shares, shares authorized	95,000,000	95,000,000
Ordinary shares, shares issued	25,413,858	25,406,095
Ordinary shares, shares outstanding	22,769,019	22,761,256
Treasury shares, shares	2,644,839	2,644,839

INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 3,528	$ 4,970	$ 6,769	$ 9,525
COST OF REVENUES	1,451	2,811	2,967	5,531
GROSS PROFIT	2,077	2,159	3,802	3,994
RESEARCH AND DEVELOPMENT EXPENSES - net	1,765	3,117	3,273	6,133
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	2,712	3,074	5,388	7,194
OPERATING LOSS	(2,400)	(4,032)	(4,859)	(9,333)
FINANCIAL EXPENSES - net	(455)	(340)	(760)	(707)
INCOME (EXPENSES) FROM DEVALUATION (Revaluation) OF CONVERSION FEATURE EMBEDDED IN SERIES A CONVERTIBLE NOTES	(57)	(388)	(416)	(740)
GAIN/LOSS FROM REVALUATION OF SERIES B CONVERTIBLE NOTES	653	(201)	168	(201)
NET LOSS FOR THE PERIOD	(2,259)	(4,961)	(5,867)	(10,981)
LOSS PER SHARE ("EPS"):
Basic	$ (0.1)	$ (0.22)	$ (0.26)	$ (0.49)
Diluted	$ (0.12)	$ (0.22)	$ (0.26)	$ (0.49)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EPS (in thousands):
Basic	22,769	22,732	22,767	22,624
Diluted	27,133	22,732	22,767	22,624
COMPREHENSIVE LOSS:
Unrealized losses (gains) on available-for-sale marketable securities	386	(1,045)	1,023	(920)
NET COMPREHENSIVE LOSS FOR THE PERIOD	$ (1,873)	$ (6,006)	$ (4,844)	$ (11,901)

INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN CAPITAL DEFICIENCY (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Share capital and additional paid in capital [Member]	Jun. 30, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Jun. 30, 2012 Accumulated deficit [Member]	Jun. 30, 2012 Accumulated other Comprehensive Income [Member]	Jun. 30, 2012 Treasury shares [Member]	Dec. 31, 2011 Treasury shares [Member]
BALANCE	$ (4,115)	$ 360,190	$ 3,588	$ 3,588	$ (362,454)	$ 205	$ (5,644)	$ (5,644)
BALANCE, shares	22,761,256	22,761,000
Net loss for the period	(5,867)				(5,867)
Compensation related to employee stock option grants	280	280
Unrealized gains on available-for-sale marketable securities, net	1,023					1,023
Exercise of options granted to employees
Exercise of options granted to employees, shares		8,000
BALANCE	$ (8,679)	$ 360,470	$ 3,588	$ 3,588	$ (368,321)	$ 1,228	$ (5,644)	$ (5,644)
BALANCE, shares	22,769,019	22,769,000

INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (5,867)	$ (10,981)
Depreciation and amortization:
Property and equipment	294	292
Deferred issuance costs	34	69
Accrued interest, premium amortization and currency differences on marketable securities	1,103	(906)
Impairment of marketable securities	512
Increase (decrease) in accrued severance pay	(23)	91
Compensation related to employee stock option grants	280	606
Revaluation of conversion feature embedded in series A convertible notes		(1)
Change in market value of series B convertible notes, net	(738)	201
Adjustments in the value of Series A convertible notes	(119)	2,051
Increase in other long-term liabilities	10	10
Changes in operating assets and liabilities:
(Decrease) increase in trade receivables and other current assets	1,100	(1,101)
Decrease in trade payables, accrued expenses and other payables	(563)	(949)
Decrease (increase) in deferred income	(18)	562
Increase in inventories	(95)	(491)
Net cash used in operating activities	(4,090)	(10,547)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(23)	(108)
Change in funds in respect of accrued severance pay, net	(50)	(70)
Restricted cash related to convertible notes	(1,445)
Proceeds from sale of marketable securities available for sale	8,528	7,801
Purchase of marketable securities available for sale	(143)	(2,836)
Net cash provided by investing activities	6,867	4,787
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of series B convertible notes		8,010
Loan from shareholders	400
Issuance of share capital		660
Net cash provided by financing activities	400	8,670
NET INCREASE IN CASH AND CASH EQUIVALENTS	3,177	2,910
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	3,485	7,610
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	6,662	10,520
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION - CASH PAID DURING THE PERIOD FOR:
Interest paid	326	1,092
Advances paid to income tax authorities	$ 7	$ 75

INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	Jun. 30, 2012
INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Restricted marketable securities	$ 7,888,000

Basis Of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation [Abstract]
Basis of Presentation
NOTE 1 - Basis Of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the consolidated financial position and results of operations of Orckit Communications Ltd. and its subsidiaries ("Orckit" or the "Company"). These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements included in the Company's Annual Report on Form 20-F dated May 15, 2012, as filed with the Securities and Exchange Commission. The results of operations for the six months ended June 30, 2012 are not necessarily indicative of results that could be expected for the entire fiscal year.

The Company has suffered recurring losses as well as negative cash flows from operating activities and has a capital deficiency. Prior to entering into the arrangement with the Company's note holders described in Note 11, in order to allow time for negotiation, from time to time, the holders of the Company's Series A convertible notes granted extensions and deferrals to dates on which the Company was due to make payments on account of these notes. The Company had expected to reduce the principal amount outstanding under its Series A and Series B convertible notes as a result of this arrangement which provided, in part, for a substantial reduction in the conversion price with respect to these notes for a limited period of time. Pursuant to the arrangement, an aggregate of NIS 13,980,410 (or approximately $3.6 million) principal amount of these notes were converted into the Company's ordinary shares. As a result, an aggregate of NIS 97,793,918 (or approximately $24.9 million) of principal amount of these notes were outstanding as of August 6, 2012, the last day of the period in which the lowest conversion prices were in effect. During August 2012, pursuant to the terms of the arrangement, the Company repaid an aggregate of NIS 31,780,023 (or approximately $8.1 million) of the principal amount of the Series A and Series B notes. An aggregate principal amount of NIS 66,013,894 (or approximately $16.8 million) with respect to these notes is required to be paid between October 2012 and July 2014, with the remaining NIS 17,941,534 (or approximately $4.6 million) in principal amount of Series B notes required to be paid in December 2017. The principal amounts of notes indicated above do not include amounts for CPI linkage or accrued interest. The U.S. Dollar translations appearing in this note are based on the representative exchange rate published by the Bank of Israel on July 3, 2012.

The Company believes that there is a doubt about its ability to continue its operations as a going concern. The Company continues to evaluate various financing alternatives through fund raising in the public or private equity markets. Given the low level of conversions of the notes to ordinary shares pursuant to the arrangement, there can be no assurance that the Company will be able to raise additional capital. The Company may also consider other measures such as additional operating cost reductions and the sale or license of a portion of its intellectual property. The Company's consolidated financial statements for the year ended December 31, 2011 and for the six months ended June 30, 2012 have been prepared assuming that it will continue as a going concern and do not include any adjustments that might result from the resolution of the uncertainties with respect to its ability to repay the outstanding principal amount of the Series A and Series B notes..

On March 29, 2012, a NASDAQ Listing Qualifications Panel (the "Panel") determined to transfer the Company's listing to The NASDAQ Capital Market and granted the Company until June 27, 2012 to achieve compliance with the $2.5 million stockholders' equity requirement for continued listing for that market. On June 20, 2012, the Company was notified by The NASDAQ Stock Market that trading in the Company's securities would be suspended on NASDAQ effective with the open of trading on June 22, 2012. On June 22, 2012, the Company's ordinary shares started trading on the OTCQB. The Company continues to be subject to the U.S. securities laws and the regulations of the U.S. Securities and Exchange Commission. The Company's ordinary shares also continue to be listed on the Tel Aviv Stock Exchange.

Arrangement with Note Holders	6 Months Ended
Jun. 30, 2012
Arrangement with Note Holders [Abstract]
Arrangement with Note Holders
NOTE 2 - Arrangement With Note Holders

On February 15, 2012, the Company reached a written agreement with the respective representatives of the holders of its Series A convertible notes and the holders of its Series B convertible notes with respect to a proposed arrangement under Section 350 of the Israeli Companies Law. The arrangement provides for the deferral of the March 2012 early redemption right of the Series A note holders over approximately 29 months, with aggregate payments of $9.1 million in August 2012, $2.3 million in October 2012, $1.3 million in March 2013 and $11 million (plus all accrued and unpaid interest) in July 2014. In addition, an aggregate of $1.2 million in early payments to the Series B note holders will be made between August 2012 and July 2014 (See also note 11 below). The balance of the principal amount of the Series B notes is due in December 2017. The arrangement does not reduce the total amounts payable to the note holders. In order to attempt to encourage note holders to convert their notes, the conversion price of the Series A notes and Series B notes was decreased for a certain period. The Company deposited cash and securities equal to an aggregate amount of approximately $9.7 million in a secured trust account for the benefit of the note holders, to ensure the first payment scheduled to be made to the Series A and Series B note holders in August 2012.

On June 19, 2012, the Company received the final approval of the District Court of Tel Aviv to the arrangement, following the approval of the Tel Aviv Stock Exchange and the Israel Securities Authority, and the agreement was consummated on July 2, 2012 (see also note 11 below).

On August 20, 2012, the Company paid to Series A and Series B note holders the first payment, pursuant to their respective redemption rights, in the aggregate amount of $9.7 million plus accrued interest.

(The U.S. Dollar amounts appearing in this note are based on the representative exchange rate published by the Bank of Israel on July 3, 2012).

Convertible Loans from Shareholders	6 Months Ended
Jun. 30, 2012
Convertible Loans From Shareholders Abstract
Convertible Loans from Shareholders
NOTE 3 - Convertible Loans from Shareholders

On June 5, 2012 and on June 7, 2012, respectively, Messrs. Izhak Tamir, the President of the Company and a member in its board of directors, and Eric Paneth, the CEO of the Company and a member in its board of directors, each provided an unsecured loan to the Company in the amount of $200,000, which would be converted into ordinary shares in an equity offering as part of the satisfaction of their commitments described in the signed arrangement with note holders, dated July 2, 2012. The loans do not bear interest, are subordinated to all of the Company obligations pursuant to the Series A notes and Series B notes and may be repaid only after the note holders have been fully repaid.

Inventories	6 Months Ended
Jun. 30, 2012
Inventories [Abstract]
Inventories
NOTE 4 - Inventories

Inventories consist of raw materials and supplies and finished products and are valued at the lower of cost or market. The composition of the Company's inventories was as follows:

	December 31,	June 30,
	2011	2012

Raw materials	$524	$999
Finished goods	3,558	3,178
	$4,082	$4,177

Employee Share Option Plan	6 Months Ended
Jun. 30, 2012
Employee Share Option Plan [Abstract]
Employee Share Option Plan
NOTE 5 - Employee Share Option Plan

The Company grants two types of awards, (a) non-performance options, which are options with a vesting period, but no additional performance criteria, and (b) performance goals options, which are contingent upon meeting specified performance goals.

Non performance options:

The following assumptions were made in the computation of the fair value of each option award using the Black-Scholes option-pricing model. During the period from January 1, 2012 to June 30, 2012 no options were granted.

	Three months ended June 30, 2011	Six months ended June 30, 2011
Expected dividend yield	0%	0%

Expected volatility	67%	67%

Risk-free interest rate	0.9%	1.0%

Expected life - in years	2.9	2.9

A summary of option activity for non-performance options (options with a vesting period, but no additional performance criteria) under the Plan as of June 30, 2012
 , and changes during the six month period then ended are presented below:

Options	Number of options

Outstanding at January 1, 2012	4,208,169
Granted	-,-
Exercised	(7,763)
Forfeited or expired	(1,045,705)
Outstanding at June 30, 2012	3,154,701
Exercisable at June 30, 2012	1,691,861

Regarding additional options that were granted in the third quarter of 2012, see note 11(b).

Performance based options:

A summary of performance based option activity under the Plan as of June 30, 2012
 , and changes during the six month period then ended are presented below:

Options	Number of options

Outstanding at January 1, 2012	891,788
Forfeited or expired	(7,952)
Outstanding at June 30, 2012	883,836
Exercisable at June 30, 2012	133,836

Marketable and other securities	6 Months Ended
Jun. 30, 2012
Marketable and other securities [Abstract]
Marketable and other securities
NOTE 6 - Marketable and other securities

Marketable securities consist of securities classified as "available for sale". As of December 31, 2011 and June 30, 2012, marketable securities amounted to $19,703,000 and $10,726,000 respectively.

Of the amount of marketable securities as of June 30, 2012, $7,888,000 were deposited in a secured trust account and, accordingly, were classified as restricted short-term marketable securities.

Fair Value Financial Instruments	6 Months Ended
Jun. 30, 2012
Fair Value Financial Instruments [Abstract]
Fair Value Financial Instruments
NOTE 7 - Fair Value Financial Instruments

The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis, segregated by classes:

	December 31, 2011
	Fair Value Measurements at Reporting Date U.S. dollars In thousands
	Level 1	Level 2	Level 3	Total
Assets:
Available for sale securities	$18,381	$1,322		$19,703

Liabilities:
Convertible subordinated notes, Series B (including accrued interest)	$4,712			$4,712

	June 30, 2012
	Fair Value Measurements at Reporting Date U.S. dollars In thousands
	Level 1	Level 2	Level 3	Total
Assets:
Available for sale securities	$9,276	$1,450		$10,726

Liabilities:
Convertible subordinated notes, Series B (including accrued interest)	$3,962			$3,962

The fair value of the Series A convertible subordinated notes at June 30, 2012, as traded on the Tel Aviv Stock Exchange, was approximately $12.0 million (December 31, 2011 - $17.9 million).

Investments in debt securities are classified as available-for-sale. These securities are reported at fair value, with unrealized gains and losses reported as a separate component of comprehensive income (loss) in shareholders' equity. When securities do not have an active market, fair value is determined using a valuation model. Unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. Realized gains and losses on sales of securities, as well as premium or discount amortization, are included in the consolidated statement of operations as financial income or expenses. The Company does not hold any securities for trading purposes.

An other-than-temporary impairment is triggered when there is intent to sell the security, it is more likely than not that the security will be required to be sold before recovery of its amortized cost basis, or the Company does not expect to recover the entire amortized cost basis of the security. If the debt security's market value is below amortized cost and the Company either intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the Company records an other-than-temporary impairment charge to financial expenses for the entire amount of the impairment. For the remaining debt securities, if an other-than-temporary impairment exists, the Company separates the other-than-temporary impairment into the credit loss portion and the non-credit loss portion. The credit loss portion is the difference between the amortized cost of the security and the Company's best estimate of the present value of the cash flows expected to be collected from the debt security. The non-credit loss portion is the residual amount of the other-than-temporary impairment. The credit loss portion is recorded as a charge to financial expenses, and the non-credit loss portion is recorded as a separate component of other comprehensive income (loss).

Geographical Location of Revenues And Revenues From Principal Customers	6 Months Ended
Jun. 30, 2012
Geographical Location of Revenues And Revenues From Principal Customers [Abstract]
Geographical Location of Revenues And Revenues From Principal Customers
NOTE 8 - Geographical Location of Revenues And Revenues From Principal Customers:

a.
Following is a summary of revenues by geographic area. The Company sells its products mainly to telecommunications carriers. Revenues are attributed to geographic areas based on the location of the end users as follows

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
	U.S. dollars in thousands
India	$72	$1,430	$210	$2,832
Europe	1,303	2,448	2,413	4,447
Latin America	459	224	882	544
Japan	1,574	638	2,728	1,381
Other	120	230	536	321
	$3,528	$4,970	$6,769	$9,525

b.	Revenues from principal customers - revenues from a single customer that exceed 10% of total revenues in the relevant period:

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
	U.S. dollars in thousands
Customer A	$1,526	$638	$2,024	$1,381
Customer B	238	1,472	824	2,864
Customer C	72	1,430	210	2,832
Customer D	47	-	704	-
Customer E	$424	$206	$756	$462

Recently adopted and issued accounting pronouncements	6 Months Ended
Jun. 30, 2012
Recently adopted and issued accounting pronouncements [Abstract]
Recently adopted and issued accounting pronouncements
NOTE 9 - Recently adopted and issued accounting pronouncements

In June 2011, the Financial Accounting Standard Board ("FASB") issued Accounting Standards Update No. 2011-05 ("ASU 2011-05") which amended the comprehensive income presentation guidance. The amendment requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company implemented this guidance on January 1, 2012.

On December 16, 2011, the FASB issued ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" an amendment of ASC topic 210 "Balance Sheet." The objective of this ASU is to improve disclosures about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. This ASU is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect ASU 2011-11, which relates to disclosure matters only, to have an impact on its consolidated financial position, results of operations or cash flows.

Commitments and Contingent Liability	6 Months Ended
Jun. 30, 2012
Commitments and Contingent Liability [Abstract]
Commitments and Contingent Liability
NOTE 10 - Commitments and Contingent Liability:

a.	Royalty commitment:

The Company benefits from government grant programs that may be reduced and may be unavailable to it in the future. The Company's participation in these programs restricts its ability to freely transfer manufacturing rights and technology out of Israel.

Since its inception, the Company has relied on grants from the Israeli government and other institutions for the financing of a portion of its product development expenditures. Due to reductions of the budget of Israel's Office of the Chief Scientist of the Ministry of Industry, Trade and Labor, the amount of grants the Company receives from the Israeli government in the future might be lower than in prior years, if it receives any at all. The Company recognized grants in the amount of $1.7 million in 2009, $2.6 million in 2010 and $3.2 million in 2011.

Generally, according to Israeli law, any products developed with grants from the Office of the Chief Scientist, or OCS, are required to be manufactured in Israel, unless the Company obtains prior approval of a governmental committee. As a condition to obtaining this approval, the Company may be required to pay the OCS up to 300% of the grants it receives and to repay these grants at an accelerated rate, depending on the portion of manufacturing performed outside Israel. The Company has obtained an approval from the OCS to manufacture part of its products outside Israel. The Company intends to keep sufficient manufacturing activities in Israel so that it will be subject to a repayment percentage of up to 150% of the grants it received. In addition, the Company is prohibited from transferring to third parties the knowhow developed with these grants without the prior approval of a governmental committee. If such approval is given, the Company may be required to pay the OCS all or significant portion of the proceeds from transferring to third parties the knowhow developed with these grants. Based on a request from the OCS, the Company reported and made certain payments related to its manufacturing activities outside of Israel. This contingent liability decreased in the six months ended June 30, 2012 by approximately $0.2 million, amounting to approximately $16.5 million on June 30, 2012.

In addition, the OCS has claimed that the Company is required to repay grants related to a research and development project that was cancelled. The Company is disputing some of the claims made by the OCS and are attempting to negotiate a settlement of the claim. While the Company has made a provision in its financial statements to cover the estimated outcome of this claim, the amount we ultimately pay may exceed its estimate. If we cancel additional projects, the OCS may demand the repayment of grants it received in the past. The OCS may also dispute the Company's reports related to its manufacturing activities outside of Israel. If the Company is required to pay the OCS more than what it provided for in its financial statements, this could adversely affect its results of operations.

b.	Lease commitment:

The Company also has lease commitments under several operating lease agreements with respect to its offices.

In June 2012, the Company signed a new lease agreement to extend the lease period from January 1, 2013 to December 31, 2015. The Company has an option to terminate all or portion of its lease by six months' advance notice.

In the third quarter of 2012, the Company informed the lessor by an advance 6-month notice of its attention to vacate a portion of the leased area.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 - Subsequent Events

a.
On July 2, 2012, the Company consummated the arrangement with the holders of its Series A convertible notes and Series B convertible notes. Pursuant to the terms of the arrangement, the conversion price of the Series A notes was reduced from NIS 63.00 (approximately $16.05) per share to NIS 1.37 per share (approximately $0.35) during the period from July 3, 2012 and to July 22, 2012. Thereafter, the conversion price of the Series A notes increased to NIS 7.61 per share (approximately $1.94). The conversion price of the Series B notes was reduced from NIS 10.00 (approximately $2.55) per share to NIS 7.61 per share (approximately $1.94) during the period from July 3, 2012 and to July 12, 2012. Thereafter, the conversion price of the Series B notes was further reduced to NIS 1.83 per share (approximately $0.47) until August 6, 2012. Thereafter, the conversion price of the Series B notes returned to NIS 7.61 per share. Between July 3, 2012 and August 6, 2012, Series A notes in an aggregate principal amount of NIS 3,260,125 (or approximately $830,000) were converted into 2,379,653 ordinary shares, and Series B notes in an aggregate principal amount of NIS 10,720,285 (or approximately $2,731,000) were converted into 5,858,079 ordinary shares. These conversions reduced the aggregate principal amount of the Series A notes outstanding to NIS 77,735,203 (or approximately $19.8 million) and the aggregate principal amount of the Series B notes outstanding to NIS 20,058,715 (or approximately $5.1 million). The foregoing does not include NIS 26,000,000 (or approximately $6.6 million) aggregate principal amount of Series A notes that were purchased in the open market by Orckit-Corrigent Ltd., a wholly-owned subsidiary of the Company, in 2009 and are now secured by a lien in favor of the trustee of the Series A notes.The principal amount outstanding of these notes was further reduced by the payment in August 2012 of $9.1 million in principal amount of the Series A notes and $540,000 in principal amount of the Series B notes.

Pursuant to the arrangement, the Company has the right to force the conversion of the Series A notes and/or the Series B notes at the price of $1.97 per share if the prevailing market price of its ordinary shares is at least $3.00 per share. Prevailing market price is the price on the Tel Aviv Stock Exchange for any 20 trading days within a period of 30 consecutive trading days. In addition, as contemplated by the terms of the arrangement, Messrs. Izhak Tamir and Eric Paneth have each provided a $200,000 unsecured subordinated loan to the Company. The loans are subordinated to the Company's obligations under the Series A notes and Series B notes and may be repaid only after the note holders have been fully repaid. The U.S. Dollar amounts appearing in this note are based on the representative exchange rate published by the Bank of Israel on July 3, 2012.

The arrangement contemplates the deferral of the early redemption right of the Series A note holders over approximately 29 months. The arrangement would not reduce the total amounts payable to the note holders. Under the arrangement, each holder of Series A notes that requests early redemption of its notes would be entitled to its pro rata portion of the payments with respect to the Series A notes listed below (includes CPI linkage and, unless otherwise specified below and accrued interest except for interest accrued over the previous five-and-a-half months). Each holder of Series B notes that requests partial early redemption of its notes would be entitled to its pro rata portion of the payments with respect to the Series B notes listed below (includes accrued interest):

Payment Date	Series A Notes	Series B Notes
August 2012	$9.1 million	$540,000
October 2, 2012	$2.3 million	$360,000
March 29, 2013	$1.3 million	$144,000
July 1, 2014	$11.0 million plus accrued interest	$192,000

Pursuant to the arrangement, on August 20, 2012, the Company repaid an aggregate principal amount of NIS 29,662,842 (or approximately $7.6 million) of Series A notes and on August 22, 2012 , the Company repaid an aggregate principal amount of NIS 2,117,181 (or approximately $539,000) of Series B notes. The remaining principal amount of the Series B notes, after the repayments listed in the table above, of approximately $3.9 million is payable in December 2017. To the extent notes were not converted, the required payments to the note holders will be reduced in the reverse order of maturity, beginning with the last payment to be made according to the schedule of payments.

The Company will account for the change in conversion rate, as well as the debt restructuring, as part of its interim report for the third quarter of 2012.

The U.S. Dollar translations appearing in this note are based on the representative exchange rate published by the Bank of Israel on July 3, 2012 and are subject to change as the exchange rate of the New Israeli Shekel in relation to the U.S. Dollar fluctuates.

b.
In third quarter of 2012, following approvals of the Board of Directors, the Compensation Committee and the Audit Committee, 1,816,400 options were granted to the Company's employees to purchase 1,816,400 ordinary shares of the Company, representing, as of July 22, 2012, approximately 5.83% of the issued and outstanding ordinary shares of the Company on a post-issuance basis. The stock options were granted under the Company's equity incentive plan, and have an exercise price equal to the closing price preceding the date of grant by the Board of Directors, i.e., an exercise price of $0.23 per share. The stock options granted are exercisable for seven years following the date of grant and are subject to a two-year vesting period, with 12.5% of the option shares vesting each quarter. The grants of stock options to vice presidents of the Company would be subject to acceleration of 50% of his or her unvested options at that time if (i) the Company undergoes a change of control and (ii) he or she is terminated within six (6) months thereafter.

Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventories [Abstract]
Schedule of Inventories
December 31,		June 30,
	2011		2012

Raw materials	$524		$999
Finished goods	3,558		3,178
	$4,082		$4,177

Employee Share Option Plan (Tables)	6 Months Ended
Jun. 30, 2012
Employee Share Option Plan [Abstract]
Schedule of Stock Options Valuation Assumptions
	Three months ended June 30, 2011	Six months ended June 30, 2011
Expected dividend yield	0%	0%

Expected volatility	67%	67%

Risk-free interest rate	0.9%	1.0%

Expected life - in years	2.9	2.9

Schedule of Stock Options Activity
Options	Number of options

Outstanding at January 1, 2012	4,208,169
Granted	-,-
Exercised	(7,763)
Forfeited or expired	(1,045,705)
Outstanding at June 30, 2012	3,154,701
Exercisable at June 30, 2012	1,691,861

Schedule of Stock Options and Stock Appreciation Rights Award Activity
Options	Number of options

Outstanding at January 1, 2012	891,788
Forfeited or expired	(7,952)
Outstanding at June 30, 2012	883,836
Exercisable at June 30, 2012	133,836

Fair Value Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Financial Instruments [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
	December 31, 2011
	Fair Value Measurements at Reporting Date U.S. dollars In thousands
	Level 1	Level 2	Level 3	Total
Assets:
Available for sale securities	$18,381	$1,322		$19,703

Liabilities:
Convertible subordinated notes, Series B (including accrued interest)	$4,712			$4,712

	June 30, 2012
	Fair Value Measurements at Reporting Date U.S. dollars In thousands
	Level 1	Level 2	Level 3	Total
Assets:
Available for sale securities	$9,276	$1,450		$10,726

Liabilities:
Convertible subordinated notes, Series B (including accrued interest)	$3,962			$3,962

Geographical Location of Revenues And Revenues From Principal Customers (Tables)	6 Months Ended
Jun. 30, 2012
Geographical Location of Revenues And Revenues From Principal Customers [Abstract]
Schedule of Revenues by Geographic Area
	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
	U.S. dollars in thousands
India	$72	$1,430	$210	$2,832
Europe	1,303	2,448	2,413	4,447
Latin America	459	224	882	544
Japan	1,574	638	2,728	1,381
Other	120	230	536	321
	$3,528	$4,970	$6,769	$9,525

Schedule of Significant Customers
	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
	U.S. dollars in thousands
Customer A	$1,526	$638	$2,024	$1,381
Customer B	238	1,472	824	2,864
Customer C	72	1,430	210	2,832
Customer D	47	-	704	-
Customer E	$424	$206	$756	$462

Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Arrangements with Series A and Series B Note Holders
Payment Date	Series A Notes	Series B Notes
August 2012	$9.1 million	$540,000
October 2, 2012	$2.3 million	$360,000
March 29, 2013	$1.3 million	$144,000
July 1, 2014	$11.0 million plus accrued interest	$192,000

Basis of Presentation (Details)	1 Months Ended				6 Months Ended
	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS	Aug. 06, 2012 USD ($)	Aug. 06, 2012 ILS	Jun. 30, 2012 USD ($)	Jun. 30, 2012 October 2012 through July 2014 Payment [Member] USD ($)	Jun. 30, 2012 October 2012 through July 2014 Payment [Member] ILS	Jun. 30, 2012 December 2017 Payment [Member] USD ($)	Jun. 30, 2012 December 2017 Payment [Member] ILS
Stockholders' equity requirement, minimum for active listing					$ 2,500,000
Amount of debt converted into ordinary shares			3,600,000	13,980,410
Convertible notes payable outstanding			24,900,000	97,793,918
Repayments of debt	$ 8,100,000	31,780,023				$ 16,800,000	66,013,894	$ 4,600,000	17,941,534

Arrangement with Note Holders (Details)	1 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended		6 Months Ended				0 Months Ended
	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Seriesa [Member]	Aug. 31, 2012 Convertible Subordinated Notes Seriesa [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Seriesa [Member] ILS	Feb. 16, 2012 Convertible Subordinated Notes Seriesa [Member] August 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Seriesa [Member] August 2012 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Seriesa [Member] October 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Seriesa [Member] October 2012 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Seriesa [Member] March 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Seriesa [Member] March 2013 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Seriesa [Member] July 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Seriesa [Member] July 2013 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Seriesa [Member] August 2012 through July 2014 Payment [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] August 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] October 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] March 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] July 2013 Payment [Member] USD ($)	Aug. 20, 2012 Convertible Subordinated Notes Series And B [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Series And B [Member] USD ($)
Arrangement With Note Holders [Line Items]
Potential deferral period of early redemption rights					29 months
Repayments of debt	$ 8,100,000	31,780,023				$ 7,600,000	29,662,842	$ 9,100,000	$ 9,100,000	$ 2,300,000	$ 2,300,000	$ 1,300,000	$ 1,300,000	$ 11,000,000	$ 11,000,000	$ 1,200,000	$ 539,000	2,117,181	$ 540,000	$ 360,000	$ 144,000	$ 192,000	$ 9,700,000
Restricted cash and short term marketable securities			$ 9,333,000																					$ 9,700,000

Convertible Loans from Shareholders (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 05, 2012 Unsecured Loan by Tamir [Member]	Jun. 07, 2012 Unsecured Loan by Paneth [Member]
Debt Instrument [Line Items]
Long-term loan from shareholders	$ 400		$ 200	$ 200

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 999	$ 524
Finished goods	3,178	3,558
Inventory	$ 4,177	$ 4,082

Employee Share Option Plan (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Non performance options [Member]
Assumptions made
Expected dividend yield	0.00%		0.00%
Expected volatility	67.00%		67.00%
Risk-free interest rate	0.90%		1.00%
Expected life - in years	2.9		2.9
Summary of activity under the Plan
Outstanding at January 1, 2012		4,208,169
Granted
Exercise of options granted to employees, shares		(7,763)
Forfeited or expired		(1,045,705)
Outstanding at June 30, 2012		3,154,701
Exercisable		1,691,861
Performance based options [Member]
Summary of activity under the Plan
Outstanding at January 1, 2012		891,788
Forfeited or expired		(7,952)
Outstanding at June 30, 2012		883,836
Exercisable		133,836

Marketable and other securities (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Marketable and other securities [Abstract]
Available for sale securities	$ 10,726,000	$ 19,703,000
Restricted marketable securities	$ 7,888,000

Fair Value Financial Instruments (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Fair value assets and liabilities that are measured at fair value on a recurring basis
Available for sale securities	$ 10,726,000	$ 19,703,000
Convertible subordinated notes, Series B (including accrued interest)	3,962,000	4,712,000
The fair value of Series A convertible subordinated notes, as traded on the Tel Aviv Stock Exchange.	12,000,000	17,900,000
Level 1 [Member]
Fair value assets and liabilities that are measured at fair value on a recurring basis
Available for sale securities	9,276,000	18,381,000
Convertible subordinated notes, Series B (including accrued interest)	3,962,000	4,712,000
Level 2 [Member]
Fair value assets and liabilities that are measured at fair value on a recurring basis
Available for sale securities	1,450,000	1,322,000
Convertible subordinated notes, Series B (including accrued interest)
Level 3 [Member]
Fair value assets and liabilities that are measured at fair value on a recurring basis
Available for sale securities
Convertible subordinated notes, Series B (including accrued interest)

Geographical Location of Revenues And Revenues From Principal Customers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues
Revenues	$ 3,528	$ 4,970	$ 6,769	$ 9,525
Customer A [Member]
Revenues from principal customers
Revenues from principal customers	1,526	638	2,024	1,381
Customer B [Member]
Revenues from principal customers
Revenues from principal customers	238	1,472	824	2,864
Customer C [Member]
Revenues from principal customers
Revenues from principal customers	72	1,430	210	2,832
Customer D [Member]
Revenues from principal customers
Revenues from principal customers	47		704
Customer E [Member]
Revenues from principal customers
Revenues from principal customers	424	206	756	462
India [Member]
Revenues
Revenues	72	1,430	210	2,832
Europe [Member]
Revenues
Revenues	1,303	2,448	2,413	4,447
Latin America [Member]
Revenues
Revenues	459	224	882	544
Japan [Member]
Revenues
Revenues	1,574	638	2,728	1,381
Other [Member]
Revenues
Revenues	$ 120	$ 230	$ 536	$ 321

Commitments and Contingent Liability (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingent Liability [Abstract]
Grants received during period from Israel's Office of the Chief Scientist		$ 3.2	$ 2.6	$ 1.7
The maximum repayment percentage of grants received from the Office of the Chief Scientist that the company must pay if manufacturing activities are performed outside of Israel	300.00%
The maximum repayment percentage of grants received from the Office of the Chief Scientist that the company must pay if manufacturing activities are performed within Israel	150.00%
Decrease in royalty commitment during the period	(0.2)
Approximate amount of royalty commitment	$ 16.5

Subsequent Events (Details)	0 Months Ended	1 Months Ended						6 Months Ended				0 Months Ended		1 Months Ended				6 Months Ended	12 Months Ended						0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	1 Months Ended											6 Months Ended					0 Months Ended
	Jul. 22, 2012 USD ($)	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS	Aug. 06, 2012 USD ($)	Aug. 06, 2012 ILS	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 December 2017 Payment [Member] USD ($)	Jun. 30, 2012 December 2017 Payment [Member] ILS	Jun. 05, 2012 Unsecured Loan by Tamir [Member] USD ($)	Jun. 07, 2012 Unsecured Loan by Paneth [Member] USD ($)	Jul. 22, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Series A [Member]	Aug. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series A [Member] ILS	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] ILS	Jun. 30, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Dec. 31, 2009 Convertible Subordinated Notes Series A [Member] USD ($)	Dec. 31, 2009 Convertible Subordinated Notes Series A [Member] ILS	Jul. 22, 2012 Convertible Subordinated Notes Series A [Member] ILS	Jul. 02, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Jul. 02, 2012 Convertible Subordinated Notes Series A [Member] ILS	Jun. 30, 2012 Convertible Subordinated Notes Series A [Member] ILS	Feb. 16, 2012 Convertible Subordinated Notes Series A [Member] August 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series A [Member] August 2012 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Series A [Member] October 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series A [Member] October 2012 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Series A [Member] March 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series A [Member] March 2013 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Series A [Member] July 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series A [Member] July 2013 Payment [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] ILS	Aug. 06, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Aug. 06, 2012 Convertible Subordinated Notes Series B [Member] ILS	Aug. 07, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 13, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 13, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jul. 03, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 03, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] August 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] October 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] March 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] July 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] December 2017 Payment [Member] USD ($)	Aug. 20, 2012 Convertible Subordinated Notes Series A and B [Member] USD ($)	Aug. 07, 2012 Convertible Subordinated Notes Series A and B [Member] USD ($)	Jul. 22, 2012 Convertible Subordinated Notes Series A and B [Member] USD ($)
Subsequent Event [Line Items]
Conversion price												$ 1.94						$ 16.05			7.61	$ 0.35	1.37	63													$ 7.61	$ 0.47	1.83	$ 1.94	7.61	$ 2.55	10
Conversion price, mandatory												$ 1.97																																							$ 1.97
Market price ordinary share, minimum												$ 3						$ 30																																$ 3
Long-term loan from shareholders						$ 400,000				$ 200,000	$ 200,000
Potential deferral period of early redemption rights													29 months
Amount of debt converted into ordinary shares				3,600,000	13,980,410											830,000	3,260,125																		2,731,000	10,720,285
Shares issued for conversion of debt																2,379,653	2,379,653																		5,858,079	5,858,079
Convertible notes payable outstanding				24,900,000	97,793,918											19,800,000	77,735,203																		5,100,000	20,058,715
Convertible notes payable purchased in the open market by subsidiary																			6,600,000	26,000,000
Repayments of debt		$ 8,100,000	31,780,023					$ 4,600,000	17,941,534					$ 7,600,000	29,662,842										$ 9,100,000	$ 9,100,000	$ 2,300,000	$ 2,300,000	$ 1,300,000	$ 1,300,000	$ 11,000,000	$ 11,000,000	$ 539,000	2,117,181										$ 540,000	$ 360,000	$ 144,000	$ 192,000	$ 3,900,000	$ 9,700,000
Stock options granted during period	1,816,400
Total number of shares that can be purchased from stock options granted during the period	1,816,400
Percentage of aggregate issued and outstanding shares	5.83%
Granted, exercise price	$ 0.23
Exercise period	7 years
Vesting period	2
Vesting percentage, per quarter	12.50%
Accelerated vesting percentage for vice president	50.00%